UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cheviot Value Management LLC

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Horvitz
Title:  Principal
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ David Horvitz                  Santa Monica, CA                   2/12/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      215,927
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
Abbott Laboratories            COM            abt           8653   132108 SH       SOLE                128451      0  3657
Agnico-Eagle Mines Ltd         COM            aem            298     5680 SH       SOLE                  5680      0     0
American International Group   COM            aig           6638   188042 SH       SOLE                183087      0  4955
Becton Dickinson & Co Com      COM            bdx           3178    40640 SH       SOLE                 39525      0  1115
Berkshire Hathaway-B           COM            brkb         22748   253596 SH       SOLE                246446      0  7150
CVS Caremark Corp.             COM            cvs           2805    58005 SH       SOLE                 56375      0  1630
Central Fund Of Canada         COM            cef          21416  1018334 SH       SOLE                990869      0 27465
Chesapeake Energy Corporation  COM            chk           4010   241301 SH       SOLE                234681      0  6620
Chevron Corporation            COM            cvx           2792    25817 SH       SOLE                 24580      0  1237
Conocophillips                 COM            cop           2618    45142 SH       SOLE                 43669      0  1473
Fairfax Financial Holdings Lim COM            ffh.to        2389     6618 SH       SOLE                  6449      0   169
Golden Star Resources Ltd      COM            gss             20    11000 SH       SOLE                 11000      0     0
Johnson & Johnson              COM            jnj          10907   155590 SH       SOLE                151534      0  4056
Laboratory Corporation of Amer COM            lh            1947    22473 SH       SOLE                 21808      0   665
Leucadia National Corp         COM            luk           3554   149395 SH       SOLE                144905      0  4490
Markel Corp Holding Company    COM            mkl           2986     6889 SH       SOLE                  6678      0   211
Market Vectors Gold Miners Etf COM            gdx          35696   769480 SH       SOLE                749255      0 20225
Medtronic Inc                  COM            mdt           9445   230262 SH       SOLE                224587      0  5675
Merck & Co Inc                 COM            mrk           3109    75944 SH       SOLE                 73919      0  2025
Microsoft Corp                 COM            msft         11293   422808 SH       SOLE                411408      0 11400
Newmont Mining Corp            COM            nem          26999   581380 SH       SOLE                565440      0 15940
Pan American Silver Corp       COM            paas         10419   556299 SH       SOLE                541594      0 14705
Pfizer Incorporated            COM            pfe          11122   443461 SH       SOLE                431336      0 12125
Phillips 66                    COM            psx           1252    23570 SH       SOLE                 22876      0   694
Plum Creek Timber Reit         COM            pcl            835    18818 SH       SOLE                 17068      0  1750
Wal-Mart Stores Inc            COM            wmt           8798   128947 SH       SOLE                126382      0  2565


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